Financial Instruments and Risk Management (Details) - Schedule of Foreign Currency Exchange Risk on Net Working Capital - Foreign Exchange Rate Risk [Member]	9 Months Ended
Jul. 31, 2024 USD ($)
Financial Instruments And Risk Management [Line Items]
Cash and cash equivalents	$ 75,440
Other receivables	62,380
Accounts payable and accrued liabilities	(105,839)
Due to related parties	(38,577)
Total foreign currency financial assets and liabilities	(6,596)
Impact of a 10% strengthening or weakening of foreign exchange rate	$ (660)